FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Currency risk (Details)	12 Months Ended
Jun. 30, 2023 USD ($)
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Risk exposure associated with instruments sharing characteristic	$ (16,294,553)
Percentage of that a devaluation or an appreciation of the US Dollar other currencies	10.00%
Effect in profit and loss due to designate devaluation or appreciation of US dollar	$ 1,600,000